Financial Instruments and Risk Management - Summary of Exposure to Exchange Rates (Detail) € in Millions, R$ in Millions, $ in Millions	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 3,601			R$ 237
US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	3,597			230
US dollar [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	240			207
Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $			$ 1,089			$ 69
Foreign currency risk [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $			74			62
Loans and Financings [member] | Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | €		€ 1			€ 2
Loans and Financings [member] | US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	3,357			23
Loans and Financings [member] | Euro [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 4			R$ 7
Loans and Financings [member] | Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed | $			$ 1,015			$ 7